FEDERATED HERMES MANAGED POOL SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 29, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MANAGED POOL SERIES (the “Registrant”)
Federated Hermes Corporate Bond Strategy Portfolio
Federated Hermes High Yield Strategy Portfolio
Federated Hermes Mortgage Strategy Portfolio
(collectively, the “Funds”)

1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 29, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 83 on February 27, 2024.

If you have any questions on the enclosed material, please contact Christina Eifler at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary